Debt & Non-recourse debt - Debt Maturities (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2017		$ 10
2017 (remaining)	$ 5
2018	10	10
2019	10	10
2020	10	10
2021	160	160
Thereafter	300	300
Long-term debt	495	500
Non-recourse Debt
Debt Instrument [Line Items]
2017		74
2017 (remaining)	61
2018	126	50
2019	230	486
2020	122	47
2021	34	39
Thereafter	78
Long-term debt	651	696
Debt and Non-recourse Debt
Debt Instrument [Line Items]
2017		84
2017 (remaining)	66
2018	136	60
2019	240	496
2020	132	57
2021	194	199
Thereafter	378	300
Long-term debt	$ 1,146	$ 1,196